Debt Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The Company’s long-term debt consists of the bank loans and financing obligations summarized as follows (in thousands):

	June 30, 2020	December 31, 2019
$12.5 Million Credit Facility	$—	$8,617
$27.3 Million Credit Facility	—	8,813
$85.5 Million Credit Facility	35,971	46,499
$38.7 Million Credit Facility	—	10,200
$12.8 Million Credit Facility	—	11,475
$30.0 Million Credit Facility	28,007	27,198
$60.0 Million Credit Facility	25,442	26,573
$184.0 Million Credit Facility	71,591	130,145
$34.0 Million Credit Facility	15,857	31,571
$90.0 Million Credit Facility	78,150	82,100
$19.6 Million Lease Financing - SBI Rumba	16,253	16,883
$19.0 Million Lease Financing - SBI Tango	16,709	17,303
$19.0 Million Lease Financing - SBI Echo	16,833	17,396
$20.5 Million Lease Financing - SBI Hermes	18,416	19,059
$21.4 Million Lease Financing - SBI Samba	19,679	20,384
CMBFL Lease Financing	107,644	113,006
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	41,383	40,027
AVIC Lease Financing	106,703	111,450
$67.3 Million Lease Financing	62,615	—
Total bank loans and financing obligations outstanding	661,253	738,699
Less: Current portion	(71,049)	(75,276)
	$590,204	$663,423

(amounts in thousands)	June 30, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$71,049	$590,204	$661,253	$75,276	$663,423	$738,699
Unamortized deferred financing costs	(1,059)	(7,990)	(9,049)	(1,161)	(9,164)	(10,325)
Total debt, net	$69,990	$582,214	$652,204	$74,115	$654,259	$728,374

Schedule of Long-term Debt Instruments [Table Text Block]
Secured Credit Facilities
The Company has six credit agreements with banks in place, which are collateralized by the Company’s vessels. The following is a summary of those credit agreements as of June 30, 2020:

($000’s)	$85.5 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	December 5, 2017	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	—	2	—	5	2	—
Ultramax	3	—	2	6	—	6

Interest Rate-LIBOR+	2.850%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	1.140%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	February 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount outstanding	35,971	28,007	25,442	71,591	15,857	78,150

Carrying Value of Vessels Collateralized	70,347	61,372	53,116	311,888	55,302	134,618

Amount Available	—	—	2,862	89,786	17,000	2,850

Interest And Finance Costs [Table Text Block]

	Six Months Ended June 30,
(amounts in thousands)	2020	2019
Interest expense	$17,663	$22,972
Amortization of deferred financing costs	2,022	4,429
Write-off of deferred financing costs	366	446
Change in the fair value of interest rate caps	—	200
Other	145	123
Financial expense, net	$20,196	$28,170